Financial Instruments - Disclosure of Reconciliation of Level 3 Fair Value (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Opening balances	$ 16,786
Total gains and losses recognized in:
Closing balances	12,811	$ 16,786
Opening balances	591
Closing balances	12,106	591
Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	16,786	12,438
Acquired in business combinations (refer note 7 (b))		576
Total gains and losses recognized in:
-foreign currency translation reserve	(1,451)	9
-effect of movements in foreign exchange rates	(19)	(309)
-accumulated deficit	(1,939)	4,072
Payment during the period (refer note 7 (c))	(566)
Closing balances	12,811	16,786
Other Investments (Equity Securities FVOCI) [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired in business combinations (refer note 7 (b))	10,300
Addition due to discontinuation of equity accounted associate (refer note 8)	(1,531)
Total gains and losses recognized in:
-net change in fair value	275	(452)
Closing balances	12,106
Opening balances	0	452
Closing balances		0
Other Investments Equity Securities FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Transfer out of Level 3 to Level 1	(591)
Total gains and losses recognized in:
Opening balances	$ 591	591
Closing balances		$ 591